Nature and continuance of operations (Narrative) (Details) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Nature And Continuance Of Operations [Abstract]
Accrued deficit	$ 55,992,684	$ 54,329,010